DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
As of December 31, 2016, the Company’s mortgage note payable consisted of the following:

		Deferred
	Principal	financing		Contractual
	amount	costs, net	Net balance	interest rate	Loan maturity
Accredo/Walgreens loan	$7,266,145	$(152,444)	$7,113,701	3.95%	7/1/2021

Schedule of Maturities of Long-term Debt [Table Text Block]
The following summarizes the future principal repayments of the Company’s mortgage notes payable and Unsecured Credit Facility as of December 31, 2016:

	Mortgage Note	Unsecured
	Payable	Credit Facility	Total
2017	$132,180	$10,157,803	$10,289,983
2018	137,496	-	137,496
2019	143,027	-	143,027
2020	148,780	-	148,780
2021	6,704,663	-	6,704,663
Total principal	7,266,146	10,157,803	17,423,949
Deferred financing costs, net	(152,444)	(1,118)	(153,562)
Total	$7,113,702	$10,156,685	$17,270,387